UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21885

ENCOMPASS FUNDS

 (Exact name of registrant as specified in charter)

1700 California Street, Suite 335, San Francisco, CA            94109

    (Address of principal executive offices)                                                   (Zip code)

Malcolm H. Gissen
Encompass Funds
1700 California Street, Suite 335
San Francisco, CA 94109

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 749-6565

Date of fiscal year end: May 31

Date of reporting period: August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Encompass Fund
		Schedule of Investments
	August 31, 2009 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Agricultural Chemicals
300	Potash Corp. of Saskatchewan, Inc. (Canada)	$ 26,553	0.60%

Coal Mining & Processing
30,515	L & L International Holdings, Inc. * (Restricted)	101,615
2,000	Peabody Energy Corp.	65,360
13,000	SouthGobi Energy Resources * (Canada)	146,991
		313,966	7.05%

Copper Mining & Processing
110,000	Global Hunter Corp. * (Canada)	7,040	0.16%

Crude Petroleum & Natural Gas
400,000	Continental Energy Corp. * (Canada)	40,000	0.90%

Drug Delivery Systems
46,000	Delcath Systems Inc. *	165,600	3.72%

Generic Drugs
4,500	3SBio Inc. * ** (China)	45,270
2,050	Teva Pharmaceutical Industries Ltd. ** (Israel)	105,575
		150,845	3.39%

Gold Exploration & Mining
20,000	Aura Minerals Inc. * (Canada)	56,540
335,000	Avion Gold Corp. * (Canada)	91,790
17,000	Caza Gold Corp. * (Canada)	354
40,000	Claude Resources Inc. * (Canada)	22,800
30,000	Exeter Resource Corp. * (Canada)	93,900
20,000	Fronteer Development Group Inc. * (Canada)	83,400
10,000	NovaGold Resources Inc. * (Canada)	38,900
10,000	Osisko Mining Corp. * (Canada)	65,290
4,000	Seabridge Gold Inc. * (Canada)	112,120
		565,094	12.69%

Home Building
4,000	DR Horton Inc.	53,640	1.20%

Industrial Metals & Minerals
62,500	Avalon Rare Metals Inc. * (Canada)	147,063
200,000	Aztec Metals Corp. * (Canada)	8,000
375,000	Goldbrook Ventures * (Canada)	54,750
		209,813	4.71%

Oil & Gas Income Trusts
2,400	Crescent Point Energy Trust (Canada)	80,314
6,700	Daylight Resources Trust (Canada)	49,178
		129,492	2.91%

Real Estate Development
250,000	Leisure Canada Inc. * (Canada) (Restricted)	48,250	1.08%

Services - Computer Processing & Data Preparation
17,300	Zix Corp. *	31,486	0.71%

Silver Mining and Processing
33,000	Endeavour Silver Corp. * (Canada)	68,970
400,000	Oremex Resources Inc. * (Restricted) (Canada)	57,600
75,000	Paramount Gold and Silver Corp. * (Canada)	90,000
7,000	Silver Wheaton Corp. * (Canada)	72,520
		289,090	6.49%

Solar Cell Manufacturing
8,000	JA Solar Holdings Co., Ltd. * (China)	28,480	0.64%

Uranium Mining & Exploration
66,300	Energy Fuels Inc. * (Canada)	18,763
135,000	Uranium Energy Corp. *	360,450
20,000	Uranium Energy Corp. * (Restricted)	48,060
4,000	Uranium Participation Corp. * (Canada)	23,708
		450,981	10.13%

Utilities & Power Producers
5,000	Calpine Corporation *	58,800
4,000	NorthWestern Corp.	95,960
		154,760	3.48%

Wholesale - Petroleum Distribution
2,525	Aegean Marine Petroleum Network Inc. (Greece)	51,965	1.16%

Total for Common Stock (Cost - $2,416,541)		2,717,053	61.03%

DEBENTURES
50,000	Canadian Royalties Inc., 7.0%, 3/31/2015 (Canada)	31,230	0.70%
	(Cost- $32,295)

EXCHANGE TRADED FUNDS
4,000	United States Natural Gas *	42,880	0.96%
	(Cost- $53,381)

REAL ESTATE INVESTMENT TRUSTS
20,000	Ashford Hospitality Trust Inc. *	61,600
6,200	Prime Group Realty - Pfd. B *	9,300
Total for Real Estate Investment Trusts (Cost - $262,130)		70,900	1.59%

WARRANTS
17,500	Avion Gold Corp. * (expires 5-8-2011) (a)	-
150,000	Avion Gold Corp. * (expires 7-12-2010) (b)	27,300
100,000	Aztec Metals Corp. * (expires 2-6-2010) (c)	-
125,000	Leisure Inc. Canada * (expires 12-31-2010) (d)	-
200,000	Oremex Resources Inc. (Restricted) * (expires 7-1-2011) (e)	4,200
375	Uranium Energy Corp. * (expires 4-11-2010) (f)	-
375	Uranium Energy Corp. * (expires 5-11-2010) (g)	-
375	Uranium Energy Corp. * (expires 6-11-2010) (h)	-
5,000	Uranium Energy Corp. * (expires 7-7-2010) (i)	-
10,000	Uranium Energy Corp. * (expires 6-26-2011) (j)	-
Total for Warrants (Cost - $0)		31,500	0.72%

Cash Equivalents
250,000	Huntington Bank Conservative Deposit Account 1.25% ***	250,000
1,440,117	Huntington Bank Money Market Fund IV 0.01% ***	1,440,117
Total for Cash Equivalents (Cost - $1,690,117)		1,690,117	37.97%

	Total Investments	4,583,680	102.97%
	(Cost - $4,454,464)

	Liabilities in Excess of Other Assets	(131,997)	-2.97%

	Net Assets	$ 4,451,683	100.00%

Encompass Fund
	Schedule of Written Options
	August 31, 2009 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Put

Petrohawk Energy Corp.	1,000	1,750
September 2009 Puts @ 22.50

Petrohawk Energy Corp.	1,500	4,275
September 2009 Puts @ 24.00

Total (Premiums Received $5,050)		$ 6,025

* Non-Income producing securities during the period.
** ADR; American Depository Receipt.
*** Variable rate security; the coupon rate shown represents the rate at August 31, 2009.
The accompanying notes are an integral part of these financial statements.
(a) Avion Resources Corp. warrants expire May 8, 2011, with an exercise price of $0.65 Canadian.
(b) Avion Resources Corp. (Restricted) warrants expire July 12, 2010, with an exercise price of $0.10 Canadian.
(c) Aztec Metals Corp. warrants expire February 6, 2010 with an exercise price of $.075 Canadian.
(d) Leisure Canada Inc. warrants expire December 31, 2010, with an exercise price of $0.25 Canadian.
(e) Oremex Resources Inc. warrants expire July 1, 2011, with an exercise price of $0.15 Canadian.
(f) Uranium Energy Corp. warrants expire April 11, 2010, with an exercise price of $4.25.
(g) Uranium Energy Corp. warrants expire May 11, 2010, with an exercise price of $4.25.
(h) Uranium Energy Corp. warrants expire June 11, 2010, with an exercise price of $4.25.
(i) Uranium Energy Corp. warrants expire July 7, 2010, with an exercise price of $3.10.
(j) Uranium Energy Corp. warrants expire June 26, 2011, with an exercise price of $3.10.

NOTES TO FINANCIAL STATEMENTS

ENCOMPASS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of total investment securities owned at August 31, 2009 was $4,454,329 and proceeds from written options amounted to $5,050. At August 31, 2009, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

       $787,804                       ($659,563)                                $128,241

2. SECURITY VALUATION

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including real estate investment trusts, exchange traded funds, money markets, warrants and debentures). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust and are categorized in level 2.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value. Generally, fixed income securities are classified as level 2.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Written options. Written options generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such short positions.  Short positions that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last sale price.  Lacking a last sale price, a short position is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. Generally, short positions are classified as level 2.

Restricted securities. Restricted securities generally are valued by the Adviser pursuant to the Fund’s Good Faith Pricing Guidelines at the following unit prices, after considering various pertinent factors, including the discount to the trading price of the common stock at which the Units were purchased; the restrictions on the sale of the Units; and the market price of the stock relative to the exercise price of the warrant. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy. The Fund held the following Restricted Securities at May 31, 2009, the sale of which are restricted:

Restricted Security

Units

Fair Value per Unit

Fair Value

Leisure Canada Inc.

       250,000

0.193

    48,250

L & L International Holdings, Inc.

         30,515

3.330

101,615

Uranium Energy Corp.

  20,000

2.403

48,060

Oremex Resources Inc.

       400,000

0.144

57,600

Oremex Resources Inc. – Warrant

 200,000

0.021

        4,200

$    259,725

The restricted securities represented 5.8% of the Fund’s total market value of its investments at August 31, 2009.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of August 31, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,461,528	$255,525	$0	$2,717,503
Debentures	$0	$31,230	$0	$31,230
Exchange Traded Funds	$42,880	$0	$0	$42,880
Real Estate Investment Trusts	$70,900	$0	$0	$70,900
Warrants	$0	$31,500	$0	$31,500
Cash Equivalents	$1,690,117	$0	$0	$1,690,117
Total	$4,265,425	$318,255	$0	$4,583,680

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$6,025	$0	$6,025
Total	$0	$6,025	$0	$6,025

The Fund did not hold any Level 3 assets during the quarter ended August 31, 2009.

3. DERIVATIVE TRANSACTIONS

Transactions in options written during the three month period ended August 31, 2009, were as follows:

Number of

Premiums

 Contracts

 Received

Options outstanding at May 31, 2009

          238

   $42,567

Options written

            44

   $14,046

Options terminated in closing purchase transactions

                    (120)

             ($19,980)

Options expired

          (92)

 ($26,528)

Options exercised

          (45)           ($5,055)

Options outstanding at August 31, 2009

           25

    $5,050

The locations on the statement of assets and liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under FASB Statement No. 133, is as follows:

	Asset Derivatives		Liability Derivatives
Equity Contracts		Put Options Written	($6,025)

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended August 31, 2009 by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Put and Call Options Written	Realized Gain (Loss) on Option Transactions	$18,688	Change In Unrealized Appreciation/(Depreciation) on Investments	$32,658

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENCOMPASS FUNDS

By: /s/ Malcom H. Gissen

       Malcolm H. Gissen

       President

Date:              10/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Malcom H. Gissen

       Malcolm H. Gissen

       President

Date:              10/29/09

By: /s/ Malcom H. Gissen

       Malcolm H. Gissen

       Chief Financial Officer

Date:              10/29/09